FAIR VALUE MEASUREMENTS - Unobservable inputs for ELOC/Equity Financing (Details) - ELOC - Digital Health Acquisition Corp.	Mar. 31, 2024 $ / shares Y	Dec. 31, 2023 Y $ / shares	Nov. 21, 2023 Y $ / shares
Risk free rate
Fair Value Measurements
Measurement input of notes payable	0.0445	0.0399	0.0457
Expected term (years)
Fair Value Measurements
Measurement input of notes payable | Y	3.00	3.25	3.36
Implied volatility
Fair Value Measurements
Measurement input of notes payable	1.050	0.964	0.964
Stock price
Fair Value Measurements
Measurement input of notes payable | $ / shares	2.00	2.00	2.00
Probability of completing a business combination by March 31, 2023
Fair Value Measurements
Measurement input of notes payable		0.80	0.80
Probability of completing a business combination by March 31, 2024
Fair Value Measurements
Measurement input of notes payable		0.80
Probability of completing a business combination by June 30, 2024
Fair Value Measurements
Measurement input of notes payable	0.80